Loan Receivables - Summary of Allowance for Doubtful Accounts Movement (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Balance at beginning of year	¥ (1,222)	¥ (251)	¥ (142)
Additions	(3,754)	(1,220)	(337)
Reversals	343	196	228
Write-offs		53
Balance at end of year	¥ (4,633)	¥ (1,222)	¥ (251)